UNAUDITED INTERIM CONDENSED CONSOLIDATED STATEMENTS OF OPERATIONS	6 Months Ended			12 Months Ended
	Jun. 30, 2020 USD ($) $ / shares shares	Jun. 30, 2020 CNY (¥) ¥ / shares shares	Jun. 30, 2019 CNY (¥) ¥ / shares shares	Dec. 31, 2019 USD ($) $ / shares shares	Dec. 31, 2019 CNY (¥) ¥ / shares shares	Dec. 31, 2018 CNY (¥) ¥ / shares shares	Dec. 31, 2017 CNY (¥) ¥ / shares shares
Revenues:
Revenue	$ 0	¥ 0		$ 49,280	¥ 343,077	¥ 17,492,415	¥ 73,208,166
Sales taxes	(65,919)	0	¥ (12,252)	(227)	(1,582)	(60,557)	(59,610)
Total net revenues	65,919	465,726	251,327	49,053	341,495	17,431,858	73,148,556
Cost of revenues	(175,906)	(1,242,790)	(115,060)	(192,804)	(1,342,266)	(16,435,590)	(23,782,054)
Gross profit (loss)	(109,987)	(777,064)	136,267	(143,751)	(1,000,771)	996,268	49,366,502
Operating (expenses) income:
Product development	(16,735)	(118,237)	(8,658,009)	(1,880,337)	(13,090,530)	(24,555,308)	(45,112,396)
Sales and marketing	(42,158)	(297,853)	(852,176)	(303,732)	(2,114,519)	(2,325,818)	(9,089,969)
General and administrative	(8,118,687)	(57,359,337)	(33,479,081)	(16,355,971)	(113,867,000)	(89,583,331)	(108,824,680)
Impairment of other long-lived assets				(5,000,000)	(34,881,000)
Gain on disposal of subsidiaries	54,420,106	384,483,491	1,206,925	173,364	1,206,925	10,473,159	0
Gain on disposal of subsidiaries			1,235,874
Total operating (expenses) income	46,242,526	326,708,064	(41,753,392)	(23,377,018)	(162,746,124)	(105,991,298)	(163,027,045)
Other operating income, net	3,872	27,358	22,680	4,344	30,240	229,538	349,954
(Loss) gain from operations	46,136,411	325,958,358	(41,594,445)	(23,516,425)	(163,716,655)	(104,765,492)	(113,310,589)
Impairment on equity investment and available-for-sale investment				(670,247)	(4,666,128)	(1,386,174)
Impairment on other investments	(1,415,408)	(10,000,000)	0	(544,549)	(3,791,039)	(7,776,157)	(9,109,312)
Impairment on other advances				(859,087)	(5,980,788)
Interest income				2,668	18,576	193,928	30,525
Interest expense, net	(1,060,962)	(7,495,801)	(17,193,207)	(4,955,838)	(34,501,556)	(104,776,674)	(83,922,200)
Fair value change on warrants liability	(17,417)	(123,056)	(964,594)	(185,619)	(1,292,244)	(2,251,427)	(12,615,466)
Foreign exchange gain (loss)				(786,291)	(5,474,002)	(20,331,430)	19,206,747
Gain on disposal of equity investee and available-for-sale investments	0	0	3,694,628	99,777	694,628		115,349
Gain on disposal of other investments	398,953	2,818,643		1,929,183	13,430,588
Other income (expenses), net	(1,698,843)	(12,002,498)	7,840,727	1,346,297	9,372,652	1,598,663	4,669,587
(Loss) gain before income tax expense and share of loss in equity method investments	42,342,734	299,155,646	(48,216,891)	(27,768,893)	(193,321,480)	(234,991,909)	(169,704,427)
Income tax benefit	0	0		0	0	0	0
Recovery of equity investment in excess of cost						0	60,548,651
Gain on extinguishment of convertible notes	21,039,642	148,647,177	0
Share of loss in equity method investments	0	0	(1,824,878)	(408,983)	(2,847,260)	(4,292,887)	(2,937,131)
Net (loss) gain	63,382,376	447,802,823	(50,041,769)	(28,177,876)	(196,168,740)	(239,284,796)	(112,092,907)
Net loss attributable to noncontrolling interest	(287,676)	(2,032,463)	(7,030,290)	(1,941,737)	(13,517,983)	(16,332,968)	3,955,640
Net loss attributable to redeemable noncontrolling interest	(104,492)	(738,246)	(2,525,192)	(697,462)	(4,855,589)	(5,858,902)	2,117,303
Net (loss) gain attributable to The9 Limited	63,774,544	450,573,532	(40,486,287)	(25,538,677)	(177,795,168)	(217,092,926)	(118,165,850)
Change in redemption value of redeemable noncontrolling interest	(104,492)	(738,246)	(10,497,201)	(1,842,569)	(12,827,598)	(40,918,773)	(57,126,233)
Net (loss) gain attributable to holders of ordinary shares	58,659,861	414,437,786	(50,983,488)	(27,381,246)	(190,622,766)	(258,011,699)	(175,292,083)
Other comprehensive (loss) income, net of tax:
Currency translation adjustments	(178,307)	(1,259,760)	(2,642,951)	(113,984)	(793,531)	(1,314,265)	(9,525,761)
Total comprehensive (loss) gain	63,204,069	446,543,063	(52,684,720)	(28,291,860)	(196,962,271)	(240,599,061)	(121,618,668)
Comprehensive (loss) gain attributable to:
Noncontrolling interest	(324,914)	(2,295,550)	(9,063,344)	(2,835,203)	(19,738,118)	(24,888,425)	13,457,650
Redeemable noncontrolling interest	(104,492)	(738,246)	(2,525,192)	(697,462)	(4,855,589)	(5,858,902)	2,117,303
Total comprehensive loss	$ 63,633,475	¥ 449,576,859	¥ (41,096,184)	$ (24,759,195)	¥ (172,368,564)	¥ (209,851,734)	¥ (137,193,621)
Net loss attributable to holders of ordinary shares per share:
- Basic and diluted | (per share)	$ 0.55	¥ 3.88	¥ (0.60)	$ (0.26)	¥ (1.79)	¥ (4.15)	¥ (5.24)
Weighted average number of shares outstanding:
- Basic and diluted | shares	115,876,017	115,876,017	84,283,464	106,407,008	106,407,008	62,114,760	33,426,448
Online Game Services [Member]
Revenues:
Revenue	$ 64,818	¥ 457,948	¥ 263,579	$ 43,606	¥ 303,577	¥ 16,551,080	¥ 71,564,023
Other Revenues [Member]
Revenues:
Revenue	$ 1,101	¥ 7,778		$ 5,674	¥ 39,500	¥ 941,335	¥ 1,644,143